NOTES PAYABLE - Revolving Loan Due to SPE Member (Details) - Line of Credit - Revolving Loan Due To SPE Member - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2020	May 31, 2020	Apr. 30, 2017	Dec. 31, 2020	Jan. 01, 2020
Debt Instrument [Line Items]
Total capacity		$ 35.0			$ 45.0
Fixed interest rate, annual		14.00%			10.00%
Period threshold for interest rate		9 months
Percent of capacity usage for financing of hardware purchases	70.00%	85.00%	100.00%
Outstanding balance				$ 7.4